Consolidated Statements of Changes in Equity - CAD ($)	Issued capital [member]	Capital reserve [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Balance (in shares) at Nov. 30, 2019	138,902,965
Balance at Nov. 30, 2019	$ 115,499,094	$ 9,939,966	$ (51,227,491)	$ (8,565,829)	$ 65,645,740	$ 0	$ 65,645,740
Statement Line Items [Line Items]
Options exercise (in shares)	4,342,064						4,342,064
Options exercised	$ 7,019,064	(2,388,416)	0	0	4,630,648	0	$ 4,630,648
Restricted share rights vested (in shares)	226,198
Restricted share rights vested	$ 270,815	(270,815)	0	0	0	0	0
Warrants exercise (in shares)	3,771,986
Warrants exercised	$ 3,631,554	(802,566)	0	0	2,828,988	0	2,828,988
Issued capital pursuant to acquisiton of: Exploration and evaluation assets (in shares)	1,455,978
Issued capital pursuant to acquisiton of: Exploration and evaluation assets	$ 1,761,100	0	0	0	1,761,100	0	1,761,100
Gold Royalty subscription receipts	0	0	2,380,303	0	2,380,303	1,204,414	3,584,717
Share-based compensation	0	2,624,526	0	0	2,624,526	0	2,624,526
Other comprehensive loss	0	0	0	(4,480,867)	(4,480,867)	0	(4,480,867)
Net income (loss) for the year	$ 0	0	(11,087,643)	0	(11,087,643)	0	(11,087,643)
Balance (in shares) at Nov. 30, 2020	148,699,191
Balance at Nov. 30, 2020	$ 128,181,627	9,102,695	(59,934,831)	(13,046,696)	64,302,795	1,204,414	$ 65,507,209
Statement Line Items [Line Items]
Options exercise (in shares)	1,181,656						1,154,918
Options exercised	$ 1,883,321	(751,727)	0	0	1,131,594	0	$ 1,131,594
Restricted share rights vested (in shares)	36,540
Restricted share rights vested	$ 105,190	(105,190)	0	0	0	0	0
Share-based compensation	0	1,860,774	1,081,083	0	2,941,857	71,622	3,013,479
Other comprehensive loss	0	0	0	6,378,076	6,378,076	0	6,378,076
Net income (loss) for the year	$ 0	0	100,355,240	0	100,355,240	(171,056)	100,184,184
Settlement of litigation (in shares)	324,723
324,723 GoldMining Shares	$ 526,051	0	0	0	526,051	0	526,051
Issuance cost	(6,941)	0	0	0	(6,941)	0	(6,941)
Gold Royalty private placement	0	0	84,592	0	84,592	52,836	137,428
Gold Royalty restricted shares	0	0	(402,112)	0	(402,112)	402,112	0
Initial recognition of deferred tax benefits of share issuance costs	393,246	0	0	0	393,246	0	393,246
Deconsolidation of the non-controlling interests	$ 0	0	0	0	0	(1,559,928)	(1,559,928)
Balance (in shares) at Nov. 30, 2021	150,242,110
Balance at Nov. 30, 2021	$ 131,082,494	$ 10,106,552	$ 41,183,972	$ (6,668,620)	$ 175,704,398	$ 0	$ 175,704,398